Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following tables provide information regarding fiscal years ended December 31, 2025, 2024, 2023, 2022 and 2021 in satisfaction of Item 402(v) of Regulation S-K. For the most recently completed fiscal year, we did not use any financial performance measure to link Compensation Actually Paid to our named executive officers to the Company’s performance; accordingly, this disclosure does not present a company-selected measure in the table below nor a tabular list of our most important performance measures, as permitted by the SEC.

Year (a)	Summary Compensation Table Total for PEO ($)(1) (b)	Compensation Actually paid to PEO ($)(2) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(2); (3) (e)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($) (f)	Value of Initial Fixed $100 Investment Based on Peer Group Total Shareholder Return ($)(4) (g)	Net Income (Millions) ($) (h)
2025	10,237,326	13,616,547	2,869,742	3,360,437	106.36	125.85	146.93
2024	7,918,734	47,362,007	2,319,752	8,383,112	379.42	103.21	197.70
2023	6,039,649	14,081,485	1,965,360	4,004,142	116.49	129.95	(28.20)
2022	2,649,501	8,544,716	1,601,064	4,337,081	275.18	94.28	(65.90)
2021	4,361,250	1,997,290	1,730,385	557,225	72.31	123.16	(71.65)

(1)	The amounts in the column reflect the amounts reported in the “Total” column of the Summary Compensation Table for Mr. Adam Grossman, the Company’s President, Chief Executive Officer and Director.
(2)
“Compensation Actually Paid” as set forth in this column is calculated in accordance with the Rules set forth under Item 402(v) and does not reflect the actual amounts earned or that may be earned by the applicable named executive officers. Mr. Grossman served as the Company’s sole PEO from 2021–2025. Our non-PEO named executive officers in (i) 2025 were Ms. Kaitlin Kestenberg, the Company’s Chief Operating Officer and Senior Vice President, Compliance, Mr. Tade, the Company’s former Chief Financial Officer and Treasurer, and Mr. Kohler, the Company’s current Chief Financial Officer and Treasurer; (ii) 2024 were Ms. Kestenberg, Mr. Tade and Mr. Brian Lenz, the Company’s former Executive Vice President and Chief Financial Officer; (iii) 2023 and 2022 was Mr. Lenz; and (iv) 2021 was Mr. Lenz and Dr. James Mond, the Company’s former Executive Vice President, Chief Scientific Officer and Chief Medical Officer.

(3)
The amounts deducted or added in calculating the equity award adjustments required under Item 402(v) are set forth in the following table. The valuation assumptions used to calculate fair values are consistent with those used in our disclosures of fair value as of the grant date.

(4)	The peer group used for purposes of calculating the amounts in this column is disclosed in “Compensation Discussion and Analysis” above.

	2025		2024		2023		2022		2021
	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	AVERAGE NON-PEO NEOS ($)	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)
Total Compensation from Summary Compensation Table	10,237,326	2,869,742	7,918,734	2,319,752	6,039,649	1,965,360	2,649,501	1,601,064	4,361,250	1,730,385
Adjustments for Pension
Adjustment Summary Compensation Table Pension	—	—	—	—	—	—	—	—	—	—
Amount added for current year service cost	—	—	—	—	—	—	—	—	—	—
Amount added for prior service cost impacting current year	—	—	—	—	—	—	—	—	—	—
Total Adjustments for Pension	—	—	—	—	—	—	—	—	—	—
Adjustments for Equity Awards

	2025		2024		2023		2022		2021
	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	AVERAGE NON-PEO NEOS ($)	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)
Adjustments for grant date values in the Summary Compensation Table	(8,099,992)	(2,249,983)	(6,054,005)	(1,593,232)	(4,449,722)	(1,048,443)	(1,130,064)	(517,946)	(2,968,762)	(1,350,450)
Year-end fair value of unvested awards granted in the current year	8,895,363	2,344,095	21,762,079	3,602,224	6,056,139	1,426,946	2,961,868	1,357,523	622,157	184,064
Year-over-year difference of year-end fair values for unvested awards granted in prior years	1,440,118	238,672	18,026,784	3,096,374	6,506,459	1,690,652	2,462,585	1,029,429	(121,190)	(47,127)
Fair values at vest date for awards granted and vested in current year	—	—	—	—	—	—	—	—	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	1,143,732	157,912	5,708,415	957,994	(71,039)	(30,373)	1,600,826	867,012	103,834	40,352
Forfeitures during current year equal to prior year-end fair value	—	—	—	—	—	—	—	—	—	—
Dividend or dividend equivalents not otherwise included in total compensation	—	—	—	—	—	—	—	—	—	—
Total Adjustments for Equity Awards	3,379,221	490,695	39,443,273	6,063,360	8,041,836	2,038,782	5,895,215	2,736,017	(2,363,960)	(1,173,160)
Compensation Actually Paid (as calculated)	13,616,547	3,360,437	47,362,007	8,383,112	14,081,485	4,004,142	8,544,716	4,337,081	1,997,290	557,225

Company Selected Measure Name	we did not use any financial performance measure
Named Executive Officers, Footnote
(1)	The amounts in the column reflect the amounts reported in the “Total” column of the Summary Compensation Table for Mr. Adam Grossman, the Company’s President, Chief Executive Officer and Director.
(2)
“Compensation Actually Paid” as set forth in this column is calculated in accordance with the Rules set forth under Item 402(v) and does not reflect the actual amounts earned or that may be earned by the applicable named executive officers. Mr. Grossman served as the Company’s sole PEO from 2021–2025. Our non-PEO named executive officers in (i) 2025 were Ms. Kaitlin Kestenberg, the Company’s Chief Operating Officer and Senior Vice President, Compliance, Mr. Tade, the Company’s former Chief Financial Officer and Treasurer, and Mr. Kohler, the Company’s current Chief Financial Officer and Treasurer; (ii) 2024 were Ms. Kestenberg, Mr. Tade and Mr. Brian Lenz, the Company’s former Executive Vice President and Chief Financial Officer; (iii) 2023 and 2022 was Mr. Lenz; and (iv) 2021 was Mr. Lenz and Dr. James Mond, the Company’s former Executive Vice President, Chief Scientific Officer and Chief Medical Officer.

Peer Group Issuers, Footnote
(4)	The peer group used for purposes of calculating the amounts in this column is disclosed in “Compensation Discussion and Analysis” above.

PEO Total Compensation Amount	$ 10,237,326	$ 7,918,734	$ 6,039,649	$ 2,649,501	$ 4,361,250
PEO Actually Paid Compensation Amount	$ 13,616,547	47,362,007	14,081,485	8,544,716	1,997,290
Adjustment To PEO Compensation, Footnote
(3)
The amounts deducted or added in calculating the equity award adjustments required under Item 402(v) are set forth in the following table. The valuation assumptions used to calculate fair values are consistent with those used in our disclosures of fair value as of the grant date.

	2025		2024		2023		2022		2021
	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	AVERAGE NON-PEO NEOS ($)	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)
Total Compensation from Summary Compensation Table	10,237,326	2,869,742	7,918,734	2,319,752	6,039,649	1,965,360	2,649,501	1,601,064	4,361,250	1,730,385
Adjustments for Pension
Adjustment Summary Compensation Table Pension	—	—	—	—	—	—	—	—	—	—
Amount added for current year service cost	—	—	—	—	—	—	—	—	—	—
Amount added for prior service cost impacting current year	—	—	—	—	—	—	—	—	—	—
Total Adjustments for Pension	—	—	—	—	—	—	—	—	—	—
Adjustments for Equity Awards

	2025		2024		2023		2022		2021
	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	AVERAGE NON-PEO NEOS ($)	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)
Adjustments for grant date values in the Summary Compensation Table	(8,099,992)	(2,249,983)	(6,054,005)	(1,593,232)	(4,449,722)	(1,048,443)	(1,130,064)	(517,946)	(2,968,762)	(1,350,450)
Year-end fair value of unvested awards granted in the current year	8,895,363	2,344,095	21,762,079	3,602,224	6,056,139	1,426,946	2,961,868	1,357,523	622,157	184,064
Year-over-year difference of year-end fair values for unvested awards granted in prior years	1,440,118	238,672	18,026,784	3,096,374	6,506,459	1,690,652	2,462,585	1,029,429	(121,190)	(47,127)
Fair values at vest date for awards granted and vested in current year	—	—	—	—	—	—	—	—	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	1,143,732	157,912	5,708,415	957,994	(71,039)	(30,373)	1,600,826	867,012	103,834	40,352
Forfeitures during current year equal to prior year-end fair value	—	—	—	—	—	—	—	—	—	—
Dividend or dividend equivalents not otherwise included in total compensation	—	—	—	—	—	—	—	—	—	—
Total Adjustments for Equity Awards	3,379,221	490,695	39,443,273	6,063,360	8,041,836	2,038,782	5,895,215	2,736,017	(2,363,960)	(1,173,160)
Compensation Actually Paid (as calculated)	13,616,547	3,360,437	47,362,007	8,383,112	14,081,485	4,004,142	8,544,716	4,337,081	1,997,290	557,225

Non-PEO NEO Average Total Compensation Amount	$ 2,869,742	2,319,752	1,965,360	1,601,064	1,730,385
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,360,437	8,383,112	4,004,142	4,337,081	557,225
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The amounts deducted or added in calculating the equity award adjustments required under Item 402(v) are set forth in the following table. The valuation assumptions used to calculate fair values are consistent with those used in our disclosures of fair value as of the grant date.

	2025		2024		2023		2022		2021
	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	AVERAGE NON-PEO NEOS ($)	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)
Total Compensation from Summary Compensation Table	10,237,326	2,869,742	7,918,734	2,319,752	6,039,649	1,965,360	2,649,501	1,601,064	4,361,250	1,730,385
Adjustments for Pension
Adjustment Summary Compensation Table Pension	—	—	—	—	—	—	—	—	—	—
Amount added for current year service cost	—	—	—	—	—	—	—	—	—	—
Amount added for prior service cost impacting current year	—	—	—	—	—	—	—	—	—	—
Total Adjustments for Pension	—	—	—	—	—	—	—	—	—	—
Adjustments for Equity Awards

	2025		2024		2023		2022		2021
	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	AVERAGE NON-PEO NEOS ($)	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)
Adjustments for grant date values in the Summary Compensation Table	(8,099,992)	(2,249,983)	(6,054,005)	(1,593,232)	(4,449,722)	(1,048,443)	(1,130,064)	(517,946)	(2,968,762)	(1,350,450)
Year-end fair value of unvested awards granted in the current year	8,895,363	2,344,095	21,762,079	3,602,224	6,056,139	1,426,946	2,961,868	1,357,523	622,157	184,064
Year-over-year difference of year-end fair values for unvested awards granted in prior years	1,440,118	238,672	18,026,784	3,096,374	6,506,459	1,690,652	2,462,585	1,029,429	(121,190)	(47,127)
Fair values at vest date for awards granted and vested in current year	—	—	—	—	—	—	—	—	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	1,143,732	157,912	5,708,415	957,994	(71,039)	(30,373)	1,600,826	867,012	103,834	40,352
Forfeitures during current year equal to prior year-end fair value	—	—	—	—	—	—	—	—	—	—
Dividend or dividend equivalents not otherwise included in total compensation	—	—	—	—	—	—	—	—	—	—
Total Adjustments for Equity Awards	3,379,221	490,695	39,443,273	6,063,360	8,041,836	2,038,782	5,895,215	2,736,017	(2,363,960)	(1,173,160)
Compensation Actually Paid (as calculated)	13,616,547	3,360,437	47,362,007	8,383,112	14,081,485	4,004,142	8,544,716	4,337,081	1,997,290	557,225

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 106.36	379.42	116.49	275.18	72.31
Peer Group Total Shareholder Return Amount	125.85	103.21	129.95	94.28	123.16
Net Income (Loss)	$ 146,930,000	$ 197,700,000	$ (28,200,000)	$ (65,900,000)	$ (71,650,000)
PEO Name	Mr. Adam Grossman	Mr. Adam Grossman	Mr. Adam Grossman	Mr. Adam Grossman	Mr. Adam Grossman
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,379,221	39,443,273	8,041,836	5,895,215	(2,363,960)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,099,992)	(6,054,005)	(4,449,722)	(1,130,064)	(2,968,762)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,895,363	21,762,079	6,056,139	2,961,868	622,157
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,440,118	18,026,784	6,506,459	2,462,585	(121,190)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,143,732	5,708,415	(71,039)	1,600,826	103,834
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	490,695	6,063,360	2,038,782	2,736,017	(1,173,160)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,249,983)	(1,593,232)	(1,048,443)	(517,946)	(1,350,450)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,344,095	3,602,224	1,426,946	1,357,523	184,064
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	238,672	3,096,374	1,690,652	1,029,429	(47,127)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	157,912	957,994	(30,373)	867,012	40,352
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0